5. Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Property and equipment, net consists of the following:

	June 30, 2016	December 31, 2015
Laboratory equipment	$264,583	$249,969
Office and computer equipment	35,190	35,190
Leasehold improvements	26,841	26,841
Furniture and fixtures	20,263	20,263
Property and equipment – at cost	346,877	332,263
Less accumulated depreciation	(288,406)	(270,242)
Property and equipment – net	$58,471	$62,021

Depreciation expense was $9,082 and $8,551 for the three months ended June 30, 2016 and 2015, respectively, and $18,164 and $38,828 for the six months ended June 30, 2016 and 2015, respectively.

Property and equipment, net consists of the following:

	December 31, 2015	December 31, 2014
Laboratory equipment	$249,969	$254,150
Office and computer equipment	35,190	189,459
Leasehold improvements	26,841	92,354
Furniture and fixtures	20,263	50,150
Property and equipment	332,263	586,113
Less accumulated depreciation	(270,242)	(466,664)
Property and equipment – net	$62,021	$119,449

In connection with the closing of the London office in March 2015, the Company disposed of approximately $247,000 of depreciated fixed assets with a net book value of approximately $6,000 for cash proceeds of approximately $8,000, resulting in a gain of approximately $2,000. Depreciation expense was $48,750 and $83,863 for the years ended December 31, 2015 and 2014, respectively.